Segment information	12 Months Ended
Mar. 31, 2022
Disclosure of operating segments [abstract]
Segment information
46.
Segment information

The CEO of the Company takes decisions in respect of allocation of resources and assesses the performance basis the reports/ information provided by functional heads and is thus considered to be the Chief Operating Decision Maker (CODM).

The Group discloses segment information in a manner consistent with internal reporting to CEO. The Group entities have segments based on type of business operations. The reportable segments of Group under IFRS 8 are Wind Power and Solar Power which predominantly relate to generation and sale of electricity and construction activities. Other operations of the Group primarily include sale of electricity from Hydro power. These "Other" operations do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements and therefore reported under “Others”.

The Group entities does not operate in more than one geographical segment. The Group discloses in the segment information Earnings before interest, tax, depreciation and amortisation (EBITDA), where EBITDA is measured on the basis of profit/(loss) from continuing operations. The Group measures EBITDA as loss / (profit) after tax plus (a) income tax expense, (b) share in loss of jointly controlled entities, (c) finance costs and (d) depreciation and amortisation.

No operating segment has been aggregated to form the above reportable operating segments. Further, total assets and liabilities balance for each reportable segment is not reviewed by or provided to the CODM.

	For the year ended March 31, 2020					For the year ended March 31, 2021					For the year ended March 31, 2022
Particulars	Wind power	Solar power	Others	Un- allocable	Total	Wind power	Solar power	Others	Un- allocable	Total	Wind power	Solar power	Others	Un- allocable	Total	Total
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(USD)

Revenue	31,800	16,598	—	14	48,412	29,411	18,737	—	39	48,187	33,861	24,060	1,428	—	59,349	782
Revenue	31,800	16,598	—	14	48,412	29,411	18,737	—	39	48,187	33,861	24,060	1,428	—	59,349	782

Other income	3,066	594	—	1,231	4,891	4,198	1,030	—	1,076	6,304	5,730	3,128	7	981	9,846	130
Total income	34,866	17,192	—	1,245	53,303	33,609	19,767	—	1,115	54,491	39,591	27,188	1,435	981	69,195	912

Less: Employee benefit and other expenses	3,706	2,098	—	1,342	7,146	4,843	2,726	—	1,698	9,267	5,924	3,562	304	4,960	14,750	194
Total expenses	3,706	2,098	—	1,342	7,146	4,843	2,726	—	1,698	9,267	5,924	3,562	304	4,960	14,750	194

EBITDA	31,160	15,094	—	(97)	46,157	28,766	17,042	—	(582)	45,224	33,667	23,626	1,131	(3,979)	54,445	718

Depreciation and amortisation expense					11,240					12,026					13,764	181
Change in fair value of warrants					—					—					690	9
Listing and related expenses					—					—					10,512	139
Finance costs					35,487					38,281					41,712	550
(Loss) / profit before share of profit of jointly controlled entities and tax					(570)					(5,083)					(12,233)	(161)

Share in loss of jointly controlled entities					(53)					45					—	—
Income tax expense					(2,158)					2,904					3,895	51
Loss for the year					(2,781)					(8,032)					(16,128)	(213)

The revenues from five major customers for the year ended March 31, 2022 amounts to INR 35,290 (March 31, 2021: four customers amounting to INR 23,175, March 31, 2020: four customers amounting to INR 23,312) each of which contributes more than 10% of the total revenue of the Group. Out of these, revenues from wind segment amounts to INR 22,510 (March 31, 2021: INR 14,676, March 31, 2020: INR 15,982) and solar segment amounts to INR 12,780 (March 31, 2021: INR 8,499, March 31, 2020: INR 7,330).